Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 266,561	$ 38,648	¥ 221,636
Deferred revenues - current	3,351	486	3,458
Deferred revenues - non-current	¥ 1,107	$ 160	¥ 1,297
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.00002		$ 0.00002
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,793,298,344	2,793,298,344	2,731,123,330	2,731,123,330
Ordinary shares, shares outstanding (in shares)	2,756,458,772	2,756,458,772	2,690,342,230	2,690,342,230
Class B ordinary shares
Ordinary shares, shares issued (in shares)	386,374,723	386,374,723	428,185,501	428,185,501
Ordinary shares, shares outstanding (in shares)	379,220,475	379,220,475	420,449,419	420,449,419
Traffic support, marketing and promotion services
Deferred revenues - current | ¥	¥ 431		¥ 492
Deferred revenues - non-current | ¥	179		629
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 27,450		¥ 22,458